COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income Reported in Consolidated Statements of Income

The disclosure of the reclassification amounts is as follows:

	Years Ended December 31,
	2012	2011
Unrealized holdings gains (losses) on available-for- sale securities and loans held for sale	$2,986,411	$1,720,875
Reclassification adjustment for net losses realized in income	-	4,596
Net unrealized gains (losses)	2,986,411	1,725,471
Tax effect	(1,015,380)	(586,660)
Net unrealized gains (losses), net of tax	$1,971,031	$1,138,811